Note 11 - Long-term Debt	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Long-term Debt [Text Block]

11. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2020	June 30, 2021
A.	Term Loans:
	1.	Montes Shipping Co. and Kelsen Shipping Co.	-	-
	2.	Uriza Shipping S.A.	-	-
	3.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	-	-
	4.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	-	-
	5.	Nerida Shipping Co.	11,775	10,875
	6.	Costamare Inc.	-	-
	7.	Singleton Shipping Co. and Tatum Shipping Co.	40,800	39,200
	8.	Reddick Shipping Co. and Verandi Shipping Co.	15,240	-
	9.	Costamare. Inc.	34,188	32,188
	10.	Bastian Shipping Co. and Cadence Shipping Co.	113,200	105,600
	11.	Adele Shipping Co.	60,500	57,500
	12.	Costamare Inc.	135,550	129,770
	13.	Quentin Shipping Co. and Sander Shipping Co.	80,943	76,921
	14.	Costamare Inc.	27,666	26,110
	15.	Capetanissa Maritime Corporation et al.	65,500	61,000
	16.	Caravokyra Maritime Corporation et al.	64,800	59,600
	17.	Achilleas Maritime Corporation et al.	58,396	-
	18.	Kelsen Shipping Co.	8,100	6,075
	19.	Uriza Shipping S.A.	20,000	18,700
	20.	Berg Shipping Co.	-	12,220
	21.	Reddick Shipping Co. and Verandi Shipping Co.	-	17,300
	22.	Evantone Shipping Co. and Fortrose Shipping Co.	-	22,250
	23.	Ainsley Maritime Co. and Ambrose Maritime Co.	-	147,321
	24.	Hyde Maritime Co. and Skerrett Maritime Co.	-	144,173
	25.	Kemp Maritime Co.	-	73,450
	26.	Vernes Shipping Co.	-	13,550
	27.	Achilleas Maritime Corporation et al.	-	158,105
	28.	Novara et al.	-	45,000
		Total Term Loans	$736,658	$1,256,908
B.	Other financing arrangements		728,961	828,204
C.	Unsecured Bond Loan		-	118,840
		Total long-term debt	$1,465,619	$2,203,952
		Less: Deferred financing costs	(13,406)	(24,941)
		Total long-term debt, net	1,452,213	2,179,011
		Less: Long-term debt current portion	(149,910)	(215,897)
		Add: Deferred financing costs, current portion	2,773	5,287
		Total long-term debt, non-current, net	$1,305,076	$1,968,401

A. Term Loans:

1. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Kure. On January 27, 2016, both companies (each a subsidiary of the Company) entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of $66,000 and amend the repayment schedule. On June 19, 2017, the Company prepaid $6,000 on the then outstanding balance. On June 29, 2020, the Company prepaid $8,500, due to the sale of Kawasaki (ex. Maersk Kawasaki) (Note 7), on the then outstanding balance. On December 17, 2020, the outstanding balance of $8,500 was fully repaid.

2. On May 6, 2016, Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to $39,000 for general corporate purposes. On May 11, 2016 the Company drew the amount of $39,000. On November 12, 2020, the Company fully prepaid the outstanding balance of $19,500.

3. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels York and Sealand Washington. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. On August 10, 2016, Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of $116,500 in aggregate. On July 21, 2017, the Company prepaid the amount of $4,000 and on June 26, 2018, the Company prepaid another $4,000. On May 7, 2020, the outstanding balance of the loan was fully repaid.

4. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. On December 22, 2016, Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A. entered into a new loan agreement with a bank in order to fully refinance the then outstanding loan of $37,500 and finance the working capital needs of the Finch Shipping Co. and Joyner Carriers S.A. On January 24, 2020, the Company prepaid the amount $1,385 due to the sale of the vessel Neapolis (Note 7). On May 7, 2020, the outstanding balance of the loan was fully repaid.

5. On August 1, 2017, Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to $17,625 for the purpose of financing general corporate purposes relating to Maersk Kowloon. On August 3, 2017 the Company drew the amount of $17,625. As of June 30, 2021, the outstanding balance of $10,875 is repayable in 5 equal quarterly installments of $450, from August 2021 to July 2022 and a balloon payment of $8,625 payable together with the last installment.

6. On March 7, 2018, the Company entered into a loan agreement with a bank for an amount of $233,000 in order to partially refinance a previously held loan. The facility has been drawn down in two tranches on March 23, 2018. The Company prepaid on May 29, 2018 the amount of $4,477 due to the sale of the container vessel Itea and also prepaid on March 22, 2019 the amount of $5,805 due to the sale of the container vessel Piraeus. During the year ended December 31, 2020, the Company fully prepaid the outstanding balance of the loan.

7. On July 17, 2018, Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to $48,000, for the purpose of financing general corporate purposes relating to the vessels Megalopolis and Marathopolis. The facility has been drawn down in two tranches on July 20, 2018 and August 2, 2018. As of June 30, 2021, the outstanding balance of Tranche A of $19,600 is repayable in 17 equal quarterly installments of $400, from July 2021 to June 2025 and a balloon payment of $12,800 payable together with the last installment. As of June 30, 2021, the outstanding balance of Tranche B of $19,600 is repayable in 17 equal quarterly installments of $400, from August 2021 to July 2025 and a balloon payment of $12,800 payable together with the last installment.

8. On October 26, 2018, Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to $25,000, for the purpose of financing general corporate purposes relating to the vessels Maersk Kleven and Maersk Kotka. The facility has been drawn down in two tranches on October 30, 2018. On March 24, 2021, the then outstanding balance of $14,020 was fully repaid.

9. On November 27, 2018, the Company entered into a loan agreement with a bank for an amount of $55,000 in order to refinance previously held loans. The facility has been drawn down in two tranches. Tranche A of $28,000 was drawn down on November 30, 2018 and Tranche B (the revolving part of the loan) of $27,000 was drawn down on December 11, 2018. During the year ended December 31, 2019 and following the sale of the vessels MSC Pylos, Sierra II, Reunion and Namibia II, the Company prepaid in aggregate, the amount of $10,615. On November 11, 2020, the Company drew down the amount of $5,803 under the revolving part of the loan and provided the vessel Scorpius (ex. JPO Scorpius) as additional security. As of June 30, 2021, the outstanding balance of Tranche A of $10,000 is repayable in 10 equal quarterly installments of $1,000, from August 2021 to November 2023. As of June 30, 2021, the outstanding balance of Tranche B of $22,188 is payable in November 2023.

10. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to $136,000, for the purpose of financing the acquisition costs of MSC Ajaccio and MSC Amalfi (Note 12) and general corporate purposes relating to the two vessels. The facility was drawn down in two tranches on June 24, 2019. As of June 30, 2021, the aggregate outstanding balance of the two tranches of $105,600 is repayable in 24 variable quarterly installments, from September 2021 to June 2027 and a balloon payment per tranche of $14,400 payable together with the last installment.

11. On June 24, 2019, Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to $68,000, for the purpose of financing the acquisition cost of MSC Azov (Note 12) and general corporate purposes relating to the vessel. The facility was drawn down on July 12, 2019. As of June 30, 2021, the outstanding balance of the loan of $57,500 is repayable in 21 equal quarterly installments of $1,500, from July 2021 to June 2026 and a balloon payment of $26,000 payable together with the last installment.

12. On June 28, 2019, the Company entered into a loan agreement with a bank for an amount of up to $150,000, in order to partially refinance two term loans. Vessels Value, Valence and Vantage were provided as security. The facility was drawn down in three tranches on July 15, 2019. As of June 30, 2021, the outstanding balance of each tranche of $43,256.7, is repayable in 17 equal quarterly installments of $963.3 from July 2021 to July 2025 and a balloon payment of $26,880, each payable together with the last installment.

13. On July 18, 2019, the Company entered into a loan agreement with a bank for an amount of up to $94,000, in order to partially refinance one term loan. Vessels Valor and Valiant were provided as security. The facility was drawn down in two tranches on July 24, 2019. As of June 30, 2021, the outstanding balance of each tranche of $38,460, is repayable in 17 equal quarterly installments of $1,005.7 from July 2021 to July 2025 and a balloon payment of $21,364 each payable together with the last installment.

14. On February 13, 2020, the Company entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Vulpecula, Volans, Virgo and Vela (Note 7). On February 18, 2020, the Company drew down the amount of $30,000 in four tranches. As of June 30, 2021, the aggregate outstanding balance of tranche A, B, C and D of $26,110 is repayable in 11 equal quarterly installments of $194, $199, $190 and $195, respectively, from August 2021 to February 2024 and a balloon payment of $4,646, $4,566, $4,210 and $4,130 respectively, payable together with the last installment.

15. On April 24, 2020, Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A. and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to $70,000, in order to refinance two term loans. The facility was drawn down on May 6, 2020. As of June 30, 2021, the outstanding balance of $61,000 is repayable in 16 equal quarterly installments of $2,250 from August 2021 to May 2025 and a balloon payment of $25,000 payable together with the last installment.

16. On May 29, 2020, Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 4, 2020. As of June 30, 2021, the outstanding balance of $59,600 is repayable in 16 variable quarterly installments from September 2021 to June 2025 and a balloon payment of $29,200 payable together with the last installment.

17. On June 11, 2020, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Flow Shipping Co., Idris Shipping Co., Leroy Shipping Co., Lindner Shipping Co., Miko Shipping Co., Spedding Shipping Co., Takoulis Maritime Corporation and Timpson Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 17, 2020. On September 10, 2020 and September 16, 2020, the Company prepaid $1,450 and $4,878, respectively due to the sale of Zagora and Singapore Express (Note 7), on the then outstanding balance. On January 29, 2021 and May 21, 2021, the Company prepaid $4,861 and $1,012, respectively due to the sale of Halifax Express and Prosper (Note 7), on the then outstanding balance. On June 4, 2021, the then outstanding balance of $50,105 of the loan was fully repaid.

18. On December 15, 2020, Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of $8,100, in order to partially refinance one term loan. The facility was drawn down on December 17, 2020. As of June 30, 2021, the outstanding balance of the loan of $6,075 is repayable in three equal semi-annual installments of $2,025, from December 2021 to December 2022.

19. On November 10, 2020, Uriza Shipping S.A. entered into a loan agreement with a bank for an amount of $20,000, in order to refinance one term loan. The facility was drawn down on November 12, 2020. As of June 30, 2021, the outstanding balance of the loan of $18,700 is repayable in 18 equal quarterly installments of $650, from August 2021 to November 2025 and a balloon payment of $7,000 payable together with the last installment.

20. On January 27, 2021, Berg Shipping Co. entered into a loan agreement with a bank for an amount of $12,500, in order to finance the acquisition cost of the vessel Neokastro. The facility was drawn down on January 29, 2021. As of June 30, 2021, the outstanding balance of the loan of $12,220 is repayable in 19 equal quarterly installments of $280, from July 2021 to January 2026 and a balloon payment of $6,900 payable together with the last installment.

21. On March 16, 2021, Reddick Shipping Co. and Verandi Shipping Co. entered into a loan agreement with a bank for an amount of $18,500, in order to refinance one term loan and for general corporate purposes. The facility was drawn down in two tranches on March 23, 2021. As of June 30, 2021, the outstanding balance of each tranche of $8,650 is repayable in nine equal quarterly installments of $600, from September 2021 to September 2023 and a balloon payment of $3,250 each payable together with the last installment.

22. On March 18, 2021, Evantone Shipping Co. and Fortrose Shipping Co. entered into a loan agreement with a bank for an amount of $23,000 for the purpose of financing general corporate purposes. The facility was drawn down on March 23, 2021. As of June 30, 2021, the outstanding balance of the loan of $22,250 is repayable in 19 equal quarterly installments of $750, from September 2021 to March 2026 and a balloon payment of $8,000 payable together with the last installment.

23. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans (Note 7) and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of June 30, 2021, the outstanding balance of each tranche of $73,660.7 is repayable in 39 equal quarterly installments of $1,339.3, from September 2021 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

24. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans (Note 7) and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. As of June 30, 2021, the outstanding balance of tranche A of $72,086.5 is repayable in 29 equal quarterly installments of $1,413.5, from September 2021 to September 2028 and a balloon payment of $31,096.2 each payable together with the last installment. As of June 30, 2021, the outstanding balance of tranche B of $72,086.5 is repayable in 19 equal quarterly installments of $1,413.5, from September 2021 to March 2026 and a balloon payment of $45,230.8 each payable together with the last installment.

25. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan (Note 7) and for general corporate purposes. The facility was drawn down on March 30, 2021. As of June 30, 2021, the outstanding balance of the loan of $73,450 is repayable in 31 variable quarterly installments from September 2021 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

26. On March 29, 2021, Vernes Shipping Co. entered into a loan agreement with a bank for an amount of $14,000, in order to finance the acquisition cost of the vessel Glen Canyon. The facility was drawn down on March 31, 2021. As of June 30, 2021, the outstanding balance of the loan of $13,550 is repayable in 19 equal quarterly installments of $450, from September 2021 to March 2026 and a balloon payment of $5,000 payable together with the last installment.

27. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno (Note 7). The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. As of June 30, 2021, the outstanding balance of Refinancing tranche of $50,105 is repayable in 20 variable quarterly installments payable from September 2021 to June 2026 and a balloon payment of $2,697.3, payable together with the last installment. As of June 30, 2021, the outstanding balance of tranche A of $35,000 is repayable in 20 equal quarterly installments of $1,500, from September 2021 to June 2026 and a balloon payment of $5,000 payable together with the last installment. As of June 30, 2021, the outstanding balance of tranche B of $35,000 is repayable in 20 equal quarterly installments of $1,500, from September 2021 to June 2026 and a balloon payment of $5,000 payable together with the last installment. As of June 30, 2021, the outstanding balance of tranche C of $38,000 is repayable in 20 equal quarterly installments of $1,635, from September 2021 to June 2026 and a balloon payment of $5,300 payable together with the last installment. As of June 30, 2021, the vessels Venetiko, ZIM Shanghai and ZIM New York were classified as “vessels held for sale” (Note 7) and the then outstanding amount of $22,081 (Note 22 (c)), in aggregate, is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying 2021 balance sheet.

28. On June 7, 2021, Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. entered into a loan agreement with a bank for an amount of up to $79,000, in order to finance the acquisition cost of the vessels Androusa, Norfolk, COSCO Fukuyama (tbr Gialova) and CO Kobe (tbr Dyros) (Note 7). Two tranches of the facility of $22,500 each, were drawn on June 10, 2021. As of June 30, 2021, the aggregate outstanding balance of the two tranches of $45,000, are repayable in 16 variable quarterly installments from September 2021 to June 2025 and a balloon payment of $24,120 in the aggregate, payable together with the last installment. The other two tranches of the facility were not drawn as of June 30, 2021.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 100% to 125%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships (Note 7). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The financing arrangements bear fixed interest and the interest expense incurred for the six-month period ended June 30, 2021 amounted to $465 ($3,274 for the year ended December 31, 2020), in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying 2021 consolidated balance sheet. The total financial liability under these financing agreements is repayable in 121 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of June 30, 2021 and following the delivery of the five newbuilds (Note 7), the aggregate outstanding amount of their financing arrangements is repayable in various installments from July 2021 to May 2031 including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2021, the interest expense incurred amounted to $7,417, in aggregate, and is included in Interest and finance costs in the accompanying 2021 consolidated statements of operations.

2. On November 12, 2018, the Company, as discussed in Notes 7 and 10 above, entered into a Share Purchase Agreement with York. As at that date, the Company assumed the financing agreements that the five ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next 18 months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606 and ASC 840 the assumed financial liability is accounted for as a financing arrangement. The amount payable to York has been accounted for under ASC 480-Distinguishing liabilities from equity and has been measured under ASC 835-30- Imputation of interest in accordance with the interest method. On May 12, 2020, the outstanding amount of the Company’s obligation to York was fully repaid. As at June 30, 2021, the aggregate outstanding amount of the five financing arrangements is repayable in various installments from July 2021 to October 2028 and a balloon payment for each of the five financing arrangements of $32,022, payable together with the last installment. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2021, the interest expense incurred amounted to $9,597 ($14,050 for the six-month period ended June 30, 2020), in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of operations.

As of June 30, 2021, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $828,204.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100,000 of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan will mature in May 2026 and carries a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering are intended to be used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

The Bond Loan can be called in part (pro-rata) or in full by Costamare Participations Plc on any coupon payment date, after the second anniversary and until 6 months prior to maturity. If the Bond Loan is redeemed (in part or in full) on i) the 5th and/or 6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or 8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; no premium shall be paid for a redemption occurring on the 9th coupon payment date. In case there is a material change in the tax treatment of the Bond Loan for Costamare Participations Plc, then the Issuer has the right, at any time, to fully prepay the Bond Loan without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by pre-paying each time a nominal amount of bonds equal to at least €10,000, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50,000.

As of June 30, 2021, the outstanding balance of the bond amounted to $118,840. For the six-month period ended June 30, 2021, the interest expense incurred amounted to $321 and is included in Interest and finance costs in the accompanying consolidated statements of operations.

The annual repayments under the Term Loans, Other Financing Arrangements and Unsecured bond after June 30, 2021, are in the aggregate as follows:

Year ending December 31,	Amount
2021	$121,121
2022	202,698
2023	217,649
2024	196,126
2025	395,913
2026 and thereafter	1,070,445
Total	$2,203,952

The interest rate of Costamare’s long-term debt as at December 31, 2020 and June 30, 2021, was in the range of 2.07%-6.34% and 2.01%-4.80%, respectively. The weighted average interest rate of Costamare’s long-term debt (excluding the Bond Loan) as at December 31, 2020 and June 30, 2021, was 4.1% and 3.5%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps and cross currency rate swap (discussed in Notes 17 and 19) and capitalized interest for the six-month periods ended June 30, 2020 and 2021, amounted to $32,077 and $31,858, respectively. Of the above amounts, $30,123 and $31,393, are included in Interest and finance costs in the accompanying consolidated statements of operations for the six-month periods ended June 30, 2020 and 2021, respectively, whereas in 2020, an amount of $1,954 is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of December 31, 2020 and in 2021, an amount of $465 is capitalized and included in Vessels and Advances, net in the consolidated balance sheet as of June 30, 2021.

D. Deferred Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2021	$14,080
Additions	13,784
Amortization and write-off	(2,498)
Transfers and other movements	152
Balance, June 30, 2021	$25,518
Less: Current portion of financing costs	(5,476)
Financing costs, non-current portion	$20,042

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of operations (Note 17).